UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 69.3%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	4,376	$6,421,947

Total Albania			$6,421,947

Argentina — 1.0%
Republic of Argentina, 7.00%, 10/3/15(2)	USD	15,910	$15,401,750

Total Argentina			$15,401,750

Australia — 0.9%
Australia Government Bond, 1.25%, 2/21/22(1)(3)	AUD	11,908	$11,009,483
Australia Government Bond, 5.75%, 7/15/22	AUD	3,442	3,640,157

Total Australia			$14,649,640

Bangladesh — 0.5%
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	$882,115
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	55,900	763,778
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	105,800	1,445,732
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	58,700	804,434
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	195,700	2,689,043
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	117,400	1,616,413

Total Bangladesh			$8,201,515

Barbados — 0.2%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,623	$2,911,986

Total Barbados			$2,911,986

Bermuda — 1.7%
Government of Bermuda, 4.854%, 2/6/24(4)	USD	25,654	$26,465,051

Total Bermuda			$26,465,051

Brazil — 0.2%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	6,698	$2,563,276

Total Brazil			$2,563,276

Croatia — 2.4%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	27,567	$37,986,241

Total Croatia			$37,986,241

Security		Principal Amount (000’s omitted)	Value

Cyprus — 0.5%
Republic of Cyprus, 3.75%, 11/1/15(1)	EUR	5,482	$7,540,803

Total Cyprus			$7,540,803

Dominican Republic — 1.2%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	119,220	$2,588,433
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	207,400	4,964,464
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	18,100	433,254
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	410,000	11,443,227
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	8,200	228,864

Total Dominican Republic			$19,658,242

Ecuador — 0.4%
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	5,682	$6,101,047

Total Ecuador			$6,101,047

Fiji — 1.0%
Republic of Fiji, 9.00%, 3/15/16	USD	14,488	$15,371,340

Total Fiji			$15,371,340

Hungary — 0.4%
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	2,036	$2,934,239
Republic of Hungary, 4.375%, 7/4/17(1)	EUR	983	1,440,122
Republic of Hungary, 5.50%, 5/6/14(1)	GBP	1,181	1,995,196

Total Hungary			$6,369,557

Iceland — 0.6%
Republic of Iceland, 6.00%, 10/13/16	ISK	155,040	$1,071,925
Republic of Iceland, 6.25%, 2/5/20	ISK	199,340	1,341,213
Republic of Iceland, 8.75%, 2/26/19	ISK	843,443	6,288,672

Total Iceland			$8,701,810

India — 2.2%
India Government Bond, 7.16%, 5/20/23	INR	727,870	$10,623,125
India Government Bond, 8.12%, 12/10/20	INR	1,538,760	24,655,519

Total India			$35,278,644

15	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia — 0.8%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	137,387,000	$12,183,196

Total Indonesia			$12,183,196

Ivory Coast — 1.1%
Ivory Coast, 5.75%, 12/31/32(1)	USD	17,677	$16,752,493

Total Ivory Coast			$16,752,493

Jordan — 1.2%
Jordan Government Bond, 6.648%, 5/22/14	JOD	2,900	$4,102,547
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,900	4,232,556
Jordan Government Bond, 8.163%, 3/25/16	JOD	1,000	1,519,873
Jordan Government Bond, 8.60%, 3/4/16	JOD	1,000	1,527,939
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	7,018	7,053,090

Total Jordan			$18,436,005

Kenya — 0.1%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	$965,647

Total Kenya			$965,647

Latvia — 0.1%
Republic of Latvia, 2.625%, 1/21/21(4)	EUR	1,409	$1,992,052

Total Latvia			$1,992,052

Lebanon — 2.8%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	3,200	$3,231,920
Lebanese Republic, 5.875%, 1/15/15	USD	500	511,130
Lebanese Republic, 8.50%, 8/6/15	USD	750	802,125
Lebanese Republic, 8.50%, 1/19/16(1)	USD	27,730	29,879,075
Lebanon Treasury Note, 7.54%, 1/15/15	LBP	7,879,700	5,306,828
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	2,540,690	1,703,842
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	1,076,940	721,119
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	1,843,090	1,232,793

Total Lebanon			$43,388,832

Mexico — 1.8%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240	$17,995,337
Mexican Bonos, 9.50%, 12/18/14	MXN	132,350	10,499,360

Total Mexico			$28,494,697

New Zealand — 2.4%
New Zealand Government Bond, 2.00%, 9/20/25(3)	NZD	14,361	$11,475,033
New Zealand Government Bond, 3.00%, 9/20/30(3)	NZD	21,438	18,629,993

Security		Principal Amount (000’s omitted)	Value

New Zealand (continued)
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220	$8,259,702

Total New Zealand			$38,364,728

Pakistan — 1.9%
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	15,080	$15,193,100
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	13,960	13,925,100

Total Pakistan			$29,118,200

Paraguay — 0.3%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	492	$491,385
Republic of Paraguay, 4.625%, 1/25/23(4)	USD	3,786	3,781,268

Total Paraguay			$4,272,653

Philippines — 0.6%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000	$9,624,049

Total Philippines			$9,624,049

Romania — 2.7%
Romania Government Bond, 4.625%, 9/18/20(1)	EUR	9,967	$15,210,482
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	12,186	18,885,959
Romania Government Bond, 5.25%, 6/17/16(1)	EUR	5,986	8,901,571

Total Romania			$42,998,012

Russia — 2.2%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	34,300	$34,848,800

Total Russia			$34,848,800

Rwanda — 0.8%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,550	$1,565,500
Republic of Rwanda, 6.625%, 5/2/23(4)	USD	11,685	11,801,850

Total Rwanda			$13,367,350

Serbia — 5.8%
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	226,130	$2,754,651
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930	1,694,753
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680	3,666,993
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	890,200	10,758,791
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	1,825,940	21,998,133
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,139,950	13,712,588
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	216,400	2,576,874
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	18,668,011
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	8,339,730

16	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Serbia (continued)
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	602,000	$7,438,842

Total Serbia			$91,609,366

Slovenia — 9.9%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	25,695	$26,530,087
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	6,529	9,796,956
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	15,605	23,657,802
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	7,660	11,559,092
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	24,306	37,480,794
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	13,090	13,989,938
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	29,436	32,158,830

Total Slovenia			$155,173,499

Sri Lanka — 6.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	29,666	$29,888,495
Republic of Sri Lanka, 5.875%, 7/25/22(4)	USD	2,755	2,775,662
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	6,860	7,194,425
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	3,573	3,747,184
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	4,572	4,732,020
Republic of Sri Lanka, 6.25%, 7/27/21(4)	USD	1,130	1,169,550
Republic of Sri Lanka, 7.40%, 1/22/15(1)	USD	2,500	2,587,152
Republic of Sri Lanka, 7.40%, 1/22/15(4)	USD	500	519,375
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	459,630	3,081,711
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	836,130	6,097,345
Sri Lanka Government Bond, 8.00%, 9/1/16	LKR	1,061,640	8,168,387
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	323,700	2,397,758
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	284,880	2,164,431
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	895,190	6,796,961
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	2,772,110	20,970,075
Sri Lanka Government Bond, 9.00%, 10/1/14	LKR	313,910	2,423,461
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	21,260	155,714
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	505,550	4,109,167

Total Sri Lanka			$108,978,873

Tanzania — 2.0%
United Republic of Tanzania, 6.332%, 3/9/20(1)(5)	USD	29,790	$31,353,975

Total Tanzania			$31,353,975

Turkey — 4.6%
Turkey Government Bond, 2.00%, 10/26/22(3)	TRY	2,267	$1,043,551
Turkey Government Bond, 3.00%, 1/6/21(3)	TRY	57,667	28,430,085
Turkey Government Bond, 3.00%, 7/21/21(3)	TRY	35,022	17,290,888
Turkey Government Bond, 3.00%, 2/23/22(3)	TRY	16,970	8,402,265

Security		Principal Amount (000’s omitted)	Value

Turkey (continued)
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	16,122	$8,348,940
Turkey Government Bond, 6.50%, 1/7/15	TRY	18,150	8,466,648

Total Turkey			$71,982,377

Uganda — 1.0%
Uganda Government Bond, 13.25%, 11/5/15	UGX	1,357,800	$545,771
Uganda Government Bond, 13.375%, 2/25/16	UGX	5,142,900	2,053,206
Uganda Government Bond, 14.00%, 3/24/16	UGX	6,153,100	2,475,669
Uganda Government Bond, 14.125%, 12/1/16	UGX	19,831,400	8,012,859
Uganda Government Bond, 14.625%, 11/1/18	UGX	8,177,000	3,371,158

Total Uganda			$16,458,663

Uruguay — 1.3%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	23,415	$842,107
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	72,680	2,568,649
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	39,420	1,369,472
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	6,000	204,956
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(3)	UYU	82,163	3,340,975
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(3)	UYU	108,394	4,417,960
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(3)	UYU	92,957	3,958,415
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(3)	UYU	94,183	4,100,849

Total Uruguay			$20,803,383

Venezuela — 3.2%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)	USD	11,250	$10,237,500
Bolivarian Republic of Venezuela, 6.00%, 12/9/20(1)	USD	1,085	787,981
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(1)	USD	8,167	5,533,143
Bolivarian Republic of Venezuela, 7.65%, 4/21/25	USD	10,694	7,967,030
Bolivarian Republic of Venezuela, 7.75%, 10/13/19(1)	USD	12,157	9,968,576
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	16,610	16,568,475

Total Venezuela			$51,062,705

Zambia — 2.2%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	33,070	$34,565,326

Total Zambia			$34,565,326

Total Foreign Government Bonds (identified cost $1,063,224,619)			$1,090,417,730

17	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 0.2%

Security		Principal Amount (000’s omitted)	Value

Venezuela — 0.2%
Petroleos de Venezuela SA, 4.90%, 10/28/14	USD	4,107	$3,989,763

Total Venezuela			$3,989,763

Total Foreign Corporate Bonds (identified cost $3,993,154)			$3,989,763

Collateralized Mortgage Obligations — 1.3%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(6)		$7,766,881	$1,570,587
Series 2770, (Interest Only), Class SH, 6.948%, 3/15/34(6)(7)		4,726,888	895,005
Series 2877, (Interest Only), Class WS, 6.448%, 10/15/34(6)(7)		2,452,838	43,336
Series 3572, (Interest Only), Class JS, 6.648%, 9/15/39(6)(7)		9,103,282	1,428,526
Series 3586, (Interest Only), Class GS, 6.098%, 10/15/39(6)(7)		10,031,287	1,462,246

			$5,399,700

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.348%, 10/25/35(6)(7)		$14,083,585	$2,156,443
Series 2006-56, (Interest Only), Class CS, 7.058%, 7/25/36(6)(7)		6,504,358	1,148,306
Series 2006-72, (Interest Only), Class GI, 6.428%, 8/25/36(6)(7)(8)		22,233,617	3,560,610
Series 2006-96, (Interest Only), Class SM, 7.098%, 10/25/36(6)(7)		14,923,984	2,622,367
Series 2007-36, (Interest Only), Class SG, 6.448%, 4/25/37(6)(7)		10,075,399	1,559,701
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(6)		6,553,160	509,624
Series 2010-109, (Interest Only), Class PS, 6.448%, 10/25/40(6)(7)		12,503,464	2,212,003
Series 2010-147, (Interest Only), Class KS, 5.798%, 1/25/41(6)(7)		10,147,665	1,380,573

			$15,149,627

Total Collateralized Mortgage Obligations (identified cost $19,731,438)			$20,549,327

Mortgage Pass-Throughs — 0.3%

Security	Principal Amount	Value

Federal National Mortgage Association:
6.00%, with various maturities to 2038	$3,739,118	$4,175,647

Total Mortgage Pass-Throughs (identified cost $4,209,746)		$4,175,647

Common Stocks — 0.8%

Security	Shares	Value

Germany — 0.5%
Deutsche EuroShop AG	83,958	$4,047,831
Deutsche Wohnen AG	188,140	4,038,877

Total Germany		$8,086,708

Luxembourg — 0.3%
GAGFAH SA(9)	248,909	$3,936,779

Total Luxembourg		$3,936,779

Total Common Stocks (identified cost $8,554,680)		$12,023,487

Precious Metals — 1.1%

Description	Troy Ounces	Value
Platinum(9)	11,753	$16,748,069

Total Precious Metals (identified cost $20,599,909)		$16,748,069

Currency Call Options Purchased — 0.0%(10)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Colombian Peso	Bank of America	COP	2,642,040	COP	1,845.00	6/12/14	$653
Indian Rupee	JPMorgan Chase Bank	INR	1,913,473	INR	58.00	6/19/14	89,174

Total Currency Call Options Purchased (identified cost $578,674)							$89,827

18	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Currency Put Options Purchased — 0.3%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Australian Dollar	Citibank NA	AUD	41,844	USD	0.85	4/29/15	$634,876
Australian Dollar	JPMorgan Chase Bank	AUD	32,211	USD	0.85	4/29/15	488,718
Canadian Dollar	Citibank NA	CAD	17,856	CAD	1.13	3/30/15	274,230
Canadian Dollar	Goldman Sachs International	CAD	18,120	CAD	1.13	3/30/15	278,285
Canadian Dollar	HSBC Bank USA	CAD	27,037	CAD	1.11	3/30/15	574,115
Canadian Dollar	Standard Chartered Bank	CAD	7,923	CAD	1.11	3/30/15	168,241
Euro	Citibank NA	EUR	22,724	USD	1.38	4/29/15	804,925
Yuan Renminbi Offshore	Deutsche Bank	CNH	297,360	CNH	6.20	3/5/15	1,042,003
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	293,751	CNH	6.20	3/5/15	1,029,356

Total Currency Put Options Purchased (identified cost $4,839,716)							$5,294,749

Interest Rate Swaptions Purchased — 0.0%(10)

Description	Counterparty	Expiration Date	Notional Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$1,104

Total Interest Rate Swaptions Purchased (identified cost $1,495,200)				$1,104

Short-Term Investments — 25.2%

Foreign Government Securities — 21.4%

Security		Principal Amount (000’s omitted)	Value

Kenya — 3.9%
Kenya Treasury Bill, 0.00%, 6/9/14	KES	210,000	$2,393,948
Kenya Treasury Bill, 0.00%, 6/16/14	KES	156,000	1,775,398
Kenya Treasury Bill, 0.00%, 8/18/14	KES	61,000	683,201
Kenya Treasury Bill, 0.00%, 9/22/14	KES	782,600	8,677,694
Kenya Treasury Bill, 0.00%, 9/29/14	KES	62,500	691,576
Kenya Treasury Bill, 0.00%, 10/20/14	KES	205,000	2,254,543
Kenya Treasury Bill, 0.00%, 11/17/14	KES	490,100	5,349,658
Kenya Treasury Bill, 0.00%, 12/1/14	KES	1,015,400	11,041,836
Kenya Treasury Bill, 0.00%, 12/15/14	KES	284,900	3,086,425

Security		Principal Amount (000’s omitted)	Value

Kenya (continued)
Kenya Treasury Bill, 0.00%, 3/16/15	KES	930,500	$9,833,995
Kenya Treasury Bill, 0.00%, 4/13/15	KES	274,900	2,883,056
Kenya Treasury Bill, 0.00%, 4/20/15	KES	593,200	6,210,158
Kenya Treasury Bill, 0.00%, 4/27/15	KES	677,100	7,075,854

Total Kenya			$61,957,342

Lebanon — 7.7%
Lebanon Treasury Bill, 0.00%, 5/1/14	LBP	10,115,000	$6,703,981
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	956,000	633,463
Lebanon Treasury Bill, 0.00%, 5/22/14	LBP	2,534,520	1,676,614
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	2,827,860	1,869,098
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	4,506,190	2,975,910
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	1,946,400	1,284,335
Lebanon Treasury Bill, 0.00%, 6/19/14	LBP	8,821,670	5,816,113
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	5,435,800	3,577,799
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	6,058,630	3,984,388
Lebanon Treasury Bill, 0.00%, 7/17/14	LBP	16,554,670	10,877,826
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	4,482,360	2,942,811
Lebanon Treasury Bill, 0.00%, 7/31/14	LBP	15,086,830	9,896,633
Lebanon Treasury Bill, 0.00%, 8/14/14	LBP	20,705,000	13,556,107
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	2,834,000	1,840,159
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	4,480,000	2,905,698
Lebanon Treasury Bill, 0.00%, 10/23/14	LBP	2,419,500	1,567,501
Lebanon Treasury Bill, 0.00%, 12/25/14	LBP	8,711,840	5,591,886
Lebanon Treasury Bill, 0.00%, 1/8/15	LBP	2,636,710	1,688,926
Lebanon Treasury Bill, 0.00%, 1/22/15	LBP	8,497,145	5,431,423
Lebanon Treasury Bill, 0.00%, 2/5/15	LBP	21,071,500	13,440,666
Lebanon Treasury Bill, 0.00%, 2/19/15	LBP	21,373,115	13,604,116
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	3,208,700	2,024,712
Lebanon Treasury Bill, 0.00%, 4/30/15	LBP	10,649,510	6,705,071

Total Lebanon			$120,595,236

Mexico — 0.2%
Mexico Cetes, 0.00%, 6/26/14	MXN	32,210	$2,450,092

Total Mexico			$2,450,092

Romania — 0.0%(10)
Romania Treasury Bill, 0.00%, 3/30/15	RON	2,000	$608,731

Total Romania			$608,731

Serbia — 3.7%
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	520,180	$6,202,210
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	300,390	3,456,263
Serbia Treasury Bill, 0.00%, 1/9/15	RSD	1,296,660	14,700,968

19	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Serbia (continued)
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	1,704,000	$19,229,205
Serbia Treasury Bill, 0.00%, 2/26/15	RSD	441,040	4,944,347
Serbia Treasury Bill, 0.00%, 3/12/15	RSD	882,840	9,864,462

Total Serbia			$58,397,455

Singapore — 0.1%
Monetary Authority of Singapore, 0.00%, 6/13/14	SGD	2,995	$2,388,236

Total Singapore			$2,388,236

Sri Lanka — 4.6%
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	557,490	$4,264,398
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	156,420	1,185,976
Sri Lanka Treasury Bill, 0.00%, 7/4/14	LKR	822,750	6,230,125
Sri Lanka Treasury Bill, 0.00%, 7/11/14	LKR	2,400,000	18,150,413
Sri Lanka Treasury Bill, 0.00%, 10/10/14	LKR	178,240	1,325,486
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	263,060	1,933,163
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	110,570	811,497
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	228,830	1,677,240
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	87,430	639,993
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	115,400	843,644
Sri Lanka Treasury Bill, 0.00%, 1/16/15	LKR	1,007,990	7,359,497
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	176,870	1,288,031
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	15,710	113,954
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,006,620	7,291,964
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	15,760	114,014
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	17,420	125,855
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	1,589,450	11,422,620
Sri Lanka Treasury Bill, 0.00%, 4/17/15	LKR	892,500	6,407,142
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	76,720	549,976

Total Sri Lanka			$71,734,988

Uganda — 0.4%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	4,367,000	$1,634,829
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	4,589,400	1,710,098
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	2,216,000	817,666
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	2,216,000	810,083
Uganda Treasury Bill, 0.00%, 2/5/15	UGX	2,548,400	927,037

Total Uganda			$5,899,713

Uruguay — 0.4%
Monetary Regulation Bill, 0.00%, 7/23/14	UYU	40,500	$1,696,200
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	30,125	1,242,564
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	15,500	630,308
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	61,930	2,417,091

Security		Principal Amount (000’s omitted)	Value

Uruguay (continued)
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	18,130	$701,635
Monetary Regulation Bill, 0.00%, 2/20/15(3)	UYU	8,435	350,696

Total Uruguay			$7,038,494

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	11,315	$1,724,349
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	25,600	3,871,358

Total Zambia			$5,595,707

Total Foreign Government Securities (identified cost $337,912,991)			$336,665,994

U.S. Treasury Obligations — 1.3%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/8/14(8)		$20,000	$19,999,959
U.S. Treasury Bill, 0.00%, 7/10/14(8)		1,000	999,966

Total U.S. Treasury Obligations (identified cost $20,999,856)			$20,999,925

Repurchase Agreements — 2.5%

Description		Principal Amount (000’s omitted)	Value
Barclays Bank PLC:
Dated 3/28/14 with a maturity date of 5/21/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 2,528,924, collateralized by BRL 6,023,000 Federative Republic of Brazil 8.50%, due 1/5/24 and a market value, including accrued interest, of $2,667,135.	USD	2,531	$2,530,857
Dated 4/22/14 with a maturity date of 5/8/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 2,358,267, collateralized by USD 2,344,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,377,456.	USD	2,359	2,358,650
Dated 4/23/14 with a maturity date of 5/12/14, an interest rate of 0.60% payable by the Portfolio and repurchase proceeds of USD 2,847,194, collateralized by USD 2,557,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $2,873,127.	USD	2,848	2,847,859

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Description		Principal Amount (000’s omitted)	Value

Barclays Bank PLC: (continued)
Dated 4/28/14 with a maturity date of 6/2/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 13,349,215, collateralized by USD 13,242,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $13,431,001.	USD	13,355	$13,354,557
Dated 4/30/14 with a maturity date of 5/27/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 2,038,640, collateralized by USD 2,150,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $2,039,006.	USD	2,039	2,039,294
Nomura International PLC:
Dated 4/17/14 with a maturity date of 5/13/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 810,910, collateralized by USD 860,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $815,603.	USD	811	811,218
Dated 4/22/14 with a maturity date of 5/23/14, an interest rate of 0.25% payable by the Portfolio and repurchase proceeds of EUR 4,705,417, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $6,542,049.	EUR	4,706	6,529,417
Dated 4/25/14 with a maturity date of 5/20/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 4,051,744, collateralized by USD 4,304,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $4,081,806.	USD	4,053	4,053,281
Dated 4/30/14 with a maturity date of 8/15/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 930,845, collateralized by USD 771,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $935,032.	USD	931	930,923
Dated 4/30/14 with a maturity date of 5/12/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 3,478,294, collateralized by USD 2,881,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $3,493,941.	USD	3,479	3,478,584

Total Repurchase Agreements (identified cost $38,902,173)			$38,934,640

Total Short-Term Investments (identified cost $397,815,020)			$396,600,559

Total Investments — 98.5% (identified cost $1,525,042,156)			$1,549,890,262

Currency Call Options Written — (0.0)%(10)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Colombian Peso	Goldman Sachs International	COP	2,642,040	COP	1,845.00	6/12/14	$(653)
Indian Rupee	Bank of America	INR	1,913,473	INR	58.00	6/19/14	(89,175)

Total Currency Call Options Written (premiums received $104,417)							$(89,828)

Currency Put Options Written — (0.0)%(10)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Deutsche Bank	INR	1,192,265	INR	67.00	6/16/14	$(11,976)
Indian Rupee	Goldman Sachs International	INR	1,069,315	INR	65.00	6/9/14	(21,370)
Indian Rupee	Goldman Sachs International	INR	1,485,432	INR	72.00	7/1/14	(9,325)
Indian Rupee	JPMorgan Chase Bank	INR	1,088,360	INR	65.00	6/9/14	(21,751)
Indian Rupee	JPMorgan Chase Bank	INR	1,007,211	INR	67.00	6/16/14	(10,117)
Indian Rupee	JPMorgan Chase Bank	INR	2,309,364	INR	70.00	6/19/14	(13,856)
Indian Rupee	JPMorgan Chase Bank	INR	1,414,728	INR	72.00	7/1/14	(8,882)

Total Currency Put Options Written (premiums received $2,584,548)							$(97,277)

Other Assets, Less Liabilities — 1.5%							$24,009,116

Net Assets — 100.0%							$1,573,712,273

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

AUD	–	Australian Dollar
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
COP	–	Colombian Peso
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
SGD	–	Singapore Dollar
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZMW	–	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $418,880,725 or 26.6% of the Portfolio’s net assets.

(2)	Security (or portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $151,344,899 or 9.6% of the Portfolio’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2014.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(9)	Non-income producing.

(10)	Amount is less than 0.05% or (0.05)%, as applicable.

Securities Sold Short — (2.5)%

Foreign Government Bonds — (2.5)%

Security		Principal Amount (000’s omitted)	Value

Brazil — (0.2)%
Federative Republic of Brazil, 8.50%, 1/5/24	BRL	(6,023)	$(2,593,153)

Total Brazil			$(2,593,153)

Ghana — (0.4)%
Republic of Ghana, 7.875%, 8/7/23	USD	(7,314)	$(6,802,020)

Total Ghana			$(6,802,020)

Qatar — (1.5)%
Qatar Government International Bond, 5.75%, 1/20/42	USD	(2,557)	$(2,831,877)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(3,652)	(4,414,355)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(15,586)	(15,663,930)

Total Qatar			$(22,910,162)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(6,349,720)

Total Spain			$(6,349,720)

Total Foreign Government Bonds (proceeds $37,605,252)			$(38,655,055)

Total Securities Sold Short (proceeds $37,605,252)			$(38,655,055)

BRL	–	Brazilian Real
EUR	–	Euro
USD	–	United States Dollar

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investments —
Securities of unaffiliated issuers, at value (identified cost, $1,504,442,247)	$1,533,142,193
Precious metals, at value (identified cost, $20,599,909)	16,748,069
Total Investments, at value (identified cost, $1,525,042,156)	$1,549,890,262
Cash	$5,933,418
Restricted cash*	11,800,440
Foreign currency, at value (identified cost, $2,754,877)	2,759,217
Interest receivable	17,354,156
Interest receivable from affiliated investment	3,617
Receivable for investments sold	86,925,927
Receivable for variation margin on open futures contracts	818,507
Receivable for open forward foreign currency exchange contracts	21,372,339
Receivable for open swap contracts	37,780,293
Receivable for closed swap contracts	79,535
Premium paid on open swap contracts	37,604,868
Tax reclaims receivable	22,488
Total assets	$1,772,345,067

Liabilities
Cash collateral due to brokers	$4,784,023
Payable for reverse repurchase agreements	8,758,484
Written options outstanding, at value (premiums received, $2,688,965)	187,105
Payable for investments purchased	79,250,515
Payable for securities sold short, at value (proceeds, $37,605,252)	38,655,055
Payable for variation margin on open centrally cleared swap contracts	128,274
Payable for open forward commodity contracts	44,453
Payable for open forward foreign currency exchange contracts	37,784,520
Payable for open swap contracts	19,917,300
Premium received on open swap contracts	6,737,657
Payable to affiliates:
Investment adviser fee	1,229,702
Trustees’ fees	5,782
Interest payable	601,539
Accrued foreign capital gains taxes	64,612
Accrued expenses	483,773
Total liabilities	$198,632,794
Net Assets applicable to investors’ interest in Portfolio	$1,573,712,273

Sources of Net Assets
Investors’ capital	$1,549,867,205
Net unrealized appreciation	23,845,068
Total	$1,573,712,273

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest (net of foreign taxes, $327,040)	$44,030,462
Interest allocated from affiliated investment	57,661
Expenses allocated from affiliated investment	(6,060)
Total investment income	$44,082,063

Expenses
Investment adviser fee	$7,692,385
Trustees’ fees and expenses	34,115
Custodian fee	1,105,252
Legal and accounting services	132,797
Interest expense and fees	176,374
Interest expense on securities sold short	1,542,378
Miscellaneous	56,083
Total expenses	$10,739,384
Deduct —
Reduction of custodian fee	$1,509
Total expense reductions	$1,509

Net expenses	$10,737,875

Net investment income	$33,344,188

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including a loss of $2,356,104 from precious metals)	$(13,315,543)
Investment transactions allocated from affiliated investment	570
Written options	1,164
Securities sold short	(9,539,788)
Futures contracts	(9,184,724)
Swap contracts	(8,653,036)
Forward commodity contracts	966,215
Foreign currency and forward foreign currency exchange contract transactions	(18,871,465)
Net realized loss	$(58,596,607)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $64,612 and including net increase of $1,556,368 from precious metals)	$28,814,237
Written options	3,280,697
Securities sold short	8,689,192
Futures contracts	3,305,456
Swap contracts	12,089,362
Forward commodity contracts	(591,466)
Foreign currency and forward foreign currency exchange contracts	(2,566,586)
Net change in unrealized appreciation (depreciation)	$53,020,892

Net realized and unrealized loss	$(5,575,715)

Net increase in net assets from operations	$27,768,473

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$33,344,188	$52,251,349
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(58,596,607)	(69,786,617)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	53,020,892	(18,748,770)
Net increase (decrease) in net assets from operations	$27,768,473	$(36,284,038)
Capital transactions —
Contributions	$121,519,324	$739,654,827
Withdrawals	(307,205,312)	(159,206,013)
Net increase (decrease) in net assets from capital transactions	$(185,685,988)	$580,448,814

Net increase (decrease) in net assets	$(157,917,515)	$544,164,776

Net Assets
At beginning of period	$1,731,629,788	$1,187,465,012
At end of period	$1,573,712,273	$1,731,629,788

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Consolidated Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,						Period Ended October 31, 2010(1)
Ratios/Supplemental Data			2013		2012		2011
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.34	%(3)(4)	1.53	%(4)	1.62	%(4)	1.42	%(4)	1.47	%(3)
Net investment income	4.15	%(3)	3.41%		4.28%		2.10%		1.30	%(3)
Portfolio Turnover	55	%(5)	65%		91%		50%		7	%(5)

Total Return	1.80	%(5)	(1.50)%		5.20%		0.45%		0.63	%(5)

Net assets, end of period (000’s omitted)	$1,573,712		$1,731,630		$1,187,465		$1,065,743		$182,405

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Includes interest and dividend expense, primarily on securities sold short, of 0.21%, 0.42%, 0.47% and 0.25% for the six months ended April 30, 2014 and the years ended October 31, 2013, 2012 and 2011, respectively.

(5)	Not annualized.

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 64.7%, 26.0%, 2.6%, 5.3% and 0.8%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2014 were $20,537,526 or 1.3% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Seasoned, fixed-rate 30-year mortgage-backed securities are valued either through the use of the investment adviser’s matrix pricing system or on the basis of prices furnished by a pricing service. The valuation methodologies take into account bond prices, yield differentials, anticipated prepayments and interest rates. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing

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Notes to Consolidated Financial Statements (Unaudited) — continued

foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

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Notes to Consolidated Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

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Notes to Consolidated Financial Statements (Unaudited) — continued

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the

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Notes to Consolidated Financial Statements (Unaudited) — continued

repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $7,692,385 or 0.96% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$911,750,854	$464,598,724
U.S. Government and Agency Securities	—	4,722,038

	$911,750,854	$469,320,762

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,545,978,515

Gross unrealized appreciation	$45,572,579
Gross unrealized depreciation	(41,660,832)

Net unrealized appreciation	$3,911,747

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2014 is included in the Portfolio of Investments.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Commodity Contracts(1)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

6/26/14	Gold 8,388 Troy Ounces	United States Dollar 10,828,820	Citibank NA	$(32,421)
6/26/14	Gold 3,113 Troy Ounces	United States Dollar 4,018,851	Merrill Lynch International	(12,032)

				$(44,453)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

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Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/5/14	Brazilian Real 19,080,000	United States Dollar 7,652,816	Bank of America	$—	$(904,197)	$(904,197)
5/5/14	Brazilian Real 35,438,000	United States Dollar 15,848,837	BNP Paribas	—	(44,424)	(44,424)
5/5/14	Brazilian Real 33,672,000	United States Dollar 15,059,034	Citibank NA	—	(42,211)	(42,211)
5/5/14	Brazilian Real 18,532,000	United States Dollar 7,427,358	Citibank NA	—	(883,888)	(883,888)
5/5/14	Brazilian Real 69,110,000	United States Dollar 31,002,793	JPMorgan Chase Bank	8,287	—	8,287
5/5/14	Brazilian Real 37,612,000	United States Dollar 16,821,109	Standard Chartered Bank	—	(47,150)	(47,150)
5/5/14	Chilean Peso 5,702,590,000	United States Dollar 10,177,744	Bank of America	71,338	—	71,338
5/5/14	Chilean Peso 13,596,466,000	United States Dollar 24,082,017	BNP Paribas	—	(14,298)	(14,298)
5/5/14	Chilean Peso 3,937,866,000	United States Dollar 6,974,736	Citibank NA	—	(4,141)	(4,141)
5/5/14	Chilean Peso 11,831,742,000	United States Dollar 21,116,798	Morgan Stanley & Co. International PLC	148,013	—	148,013
5/5/14	Swiss Franc 2,852,000	United States Dollar 3,217,171	Goldman Sachs International	—	(23,369)	(23,369)
5/5/14	Swiss Franc 79,298,155	United States Dollar 87,921,983	Goldman Sachs International	—	(2,179,318)	(2,179,318)
5/5/14	United States Dollar 8,533,095	Brazilian Real 19,080,000	Bank of America	23,918	—	23,918
5/5/14	United States Dollar 15,891,480	Brazilian Real 35,438,000	BNP Paribas	1,782	—	1,782
5/5/14	United States Dollar 8,288,014	Brazilian Real 18,532,000	Citibank NA	23,231	—	23,231
5/5/14	United States Dollar 15,089,402	Brazilian Real 33,672,000	Citibank NA	11,843	—	11,843
5/5/14	United States Dollar 30,907,871	Brazilian Real 69,110,000	JPMorgan Chase Bank	86,635	—	86,635
5/5/14	United States Dollar 15,707,663	Brazilian Real 37,612,000	Standard Chartered Bank	1,160,595	—	1,160,595
5/5/14	United States Dollar 10,100,409	Chilean Peso 5,702,590,000	Bank of America	5,997	—	5,997
5/5/14	United States Dollar 24,145,740	Chilean Peso 13,596,466,000	BNP Paribas	—	(49,425)	(49,425)
5/5/14	United States Dollar 6,990,708	Chilean Peso 3,937,866,000	Citibank NA	—	(11,832)	(11,832)
5/5/14	United States Dollar 20,956,344	Chilean Peso 11,831,742,000	Morgan Stanley & Co. International PLC	12,442	—	12,442
5/5/14	United States Dollar 90,065,484	Swiss Franc 79,298,155	Goldman Sachs International	35,817	—	35,817
5/5/14	United States Dollar 3,239,253	Swiss Franc 2,852,000	Goldman Sachs International	1,288	—	1,288

33

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/6/14	British Pound Sterling 1,122,392	United States Dollar 1,802,111	Deutsche Bank	$—	$(92,875)	$(92,875)
5/6/14	Thai Baht 279,588,000	United States Dollar 8,409,926	Goldman Sachs International	—	(230,000)	(230,000)
5/6/14	United States Dollar 8,653,296	Thai Baht 279,588,000	Goldman Sachs International	—	(13,370)	(13,370)
5/7/14	Euro 19,097,000	United States Dollar 26,084,592	Goldman Sachs International	—	(409,494)	(409,494)
5/7/14	Japanese Yen 1,708,654,000	United States Dollar 16,669,795	Nomura International PLC	—	(43,717)	(43,717)
5/7/14	Japanese Yen 2,402,473,000	United States Dollar 23,438,761	Nomura International PLC	—	(61,469)	(61,469)
5/7/14	Philippine Peso 187,119,000	United States Dollar 4,127,018	Bank of America	—	(71,725)	(71,725)
5/7/14	Philippine Peso 206,240,000	United States Dollar 4,546,737	Goldman Sachs International	—	(81,060)	(81,060)
5/7/14	United States Dollar 16,891,511	Japanese Yen 1,708,654,000	Standard Chartered Bank	—	(177,999)	(177,999)
5/7/14	United States Dollar 4,357,884	Philippine Peso 196,497,000	JPMorgan Chase Bank	51,290	—	51,290
5/8/14	Thai Baht 301,790,000	United States Dollar 9,065,485	Deutsche Bank	—	(259,721)	(259,721)
5/9/14	Euro 4,436,500	Icelandic Krona 887,300,000	Morgan Stanley & Co. International PLC	—	(225,837)	(225,837)
5/9/14	New Turkish Lira 3,305,687	United States Dollar 1,562,899	Deutsche Bank	253	—	253
5/9/14	New Turkish Lira 3,112,987	United States Dollar 1,470,610	Standard Chartered Bank	—	(943)	(943)
5/9/14	Sri Lankan Rupee 401,500,000	United States Dollar 3,054,393	Standard Chartered Bank	—	(17,269)	(17,269)
5/12/14	United States Dollar 4,163,832	Indian Rupee 251,530,000	Bank of America	2,697	—	2,697
5/12/14	United States Dollar 3,812,557	Indian Rupee 230,291,000	Citibank NA	2,154	—	2,154
5/12/14	United States Dollar 23,401,710	Mexican Peso 309,277,000	Citibank NA	224,934	—	224,934
5/12/14	United States Dollar 45,604,270	Singapore Dollar 57,844,000	Standard Chartered Bank	534,277	—	534,277
5/14/14	Euro 5,537,952	United States Dollar 7,653,450	Standard Chartered Bank	—	(29,463)	(29,463)
5/14/14	Euro 108,574,315	United States Dollar 147,619,267	Standard Chartered Bank	—	(3,008,082)	(3,008,082)
5/14/14	United States Dollar 3,973,271	Euro 2,899,309	Standard Chartered Bank	48,999	—	48,999
5/14/14	United States Dollar 2,112,171	Euro 1,535,000	Standard Chartered Bank	17,366	—	17,366
5/14/14	United States Dollar 2,532,749	Euro 1,828,000	Standard Chartered Bank	3,273	—	3,273

34

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/16/14	Russian Ruble 745,664,053	United States Dollar 22,046,065	Bank of America	$1,191,998	$—	$1,191,998
5/16/14	Russian Ruble 737,630,186	United States Dollar 21,793,074	BNP Paribas	1,163,692	—	1,163,692
5/16/14	Russian Ruble 1,283,926,761	United States Dollar 37,927,649	HSBC Bank USA	2,019,931	—	2,019,931
5/16/14	Russian Ruble 144,621,631	United States Dollar 4,292,717	Standard Chartered Bank	248,068	—	248,068
5/16/14	Thai Baht 543,230,000	United States Dollar 16,847,476	Citibank NA	67,711	—	67,711
5/16/14	United States Dollar 13,928,545	Russian Ruble 462,775,913	Bank of America	—	(986,042)	(986,042)
5/16/14	United States Dollar 39,450,385	Russian Ruble 1,314,881,317	Bank of America	—	(2,676,958)	(2,676,958)
5/16/14	United States Dollar 15,630,401	Russian Ruble 521,508,335	Citibank NA	—	(1,045,322)	(1,045,322)
5/16/14	United States Dollar 18,358,740	Russian Ruble 612,677,066	Standard Chartered Bank	—	(1,223,935)	(1,223,935)
5/19/14	Japanese Yen 9,894,958,000	United States Dollar 97,233,410	Goldman Sachs International	437,012	—	437,012
5/19/14	United States Dollar 3,143,321	Japanese Yen 321,000,000	Goldman Sachs International	—	(3,172)	(3,172)
5/21/14	Euro 603,273	United States Dollar 836,366	JPMorgan Chase Bank	—	(554)	(554)
5/21/14	Euro 1,143,829	United States Dollar 1,580,400	JPMorgan Chase Bank	—	(6,431)	(6,431)
5/21/14	Euro 2,556,824	United States Dollar 3,540,626	JPMorgan Chase Bank	—	(6,450)	(6,450)
5/21/14	Euro 1,182,615	United States Dollar 1,623,851	JPMorgan Chase Bank	—	(16,788)	(16,788)
5/22/14	Thai Baht 500,696,000	United States Dollar 15,535,092	Standard Chartered Bank	73,198	—	73,198
5/27/14	Euro 3,248,579	United States Dollar 4,468,372	Bank of America	—	(38,312)	(38,312)
5/27/14	Euro 228,116	United States Dollar 315,722	Goldman Sachs International	—	(739)	(739)
5/27/14	Euro 697,431	United States Dollar 964,993	Goldman Sachs International	—	(2,537)	(2,537)
5/27/14	Euro 1,430,453	United States Dollar 1,979,375	Goldman Sachs International	—	(5,061)	(5,061)
5/27/14	Euro 4,037,700	United States Dollar 5,549,480	Goldman Sachs International	—	(51,934)	(51,934)
5/27/14	Russian Ruble 852,104,225	United States Dollar 25,171,087	JPMorgan Chase Bank	1,427,379	—	1,427,379
5/27/14	Russian Ruble 137,175,565	United States Dollar 4,063,257	JPMorgan Chase Bank	240,889	—	240,889
5/27/14	Russian Ruble 1,785,769,775	United States Dollar 52,747,593	Morgan Stanley & Co. International PLC	2,987,489	—	2,987,489

35

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/27/14	United States Dollar 36,587,534	Mexican Peso 491,023,000	Nomura International PLC	$877,697	$—	$877,697
5/27/14	United States Dollar 5,966,408	Russian Ruble 198,621,728	Bank of America	—	(431,855)	(431,855)
5/27/14	United States Dollar 40,437,063	Russian Ruble 1,340,109,541	Bank of America	—	(3,095,188)	(3,095,188)
5/27/14	United States Dollar 19,897,922	Russian Ruble 662,501,302	BNP Paribas	—	(1,437,460)	(1,437,460)
5/27/14	United States Dollar 17,317,549	Russian Ruble 573,816,993	Standard Chartered Bank	—	(1,328,258)	(1,328,258)
5/28/14	Euro 911,561	United States Dollar 1,261,277	Bank of America	—	(3,309)	(3,309)
5/28/14	Euro 3,923,606	United States Dollar 5,433,802	Bank of America	—	(9,319)	(9,319)
5/28/14	Euro 6,346,886	United States Dollar 8,771,714	Bank of America	—	(33,163)	(33,163)
5/28/14	Euro 8,298,313	United States Dollar 11,377,070	Bank of America	—	(134,973)	(134,973)
5/30/14	Indian Rupee 472,945,000	United States Dollar 7,823,739	Standard Chartered Bank	7,570	—	7,570
5/30/14	United States Dollar 6,963,657	Indian Rupee 438,686,000	Goldman Sachs International	286,327	—	286,327
5/30/14	United States Dollar 7,150,826	Indian Rupee 450,334,000	Standard Chartered Bank	291,660	—	291,660
6/3/14	Indonesian Rupiah 114,873,444,000	United States Dollar 9,924,272	Bank of America	3,263	—	3,263
6/3/14	Indonesian Rupiah 58,315,411,000	United States Dollar 4,993,613	BNP Paribas	—	(42,779)	(42,779)
6/3/14	Indonesian Rupiah 103,041,567,000	United States Dollar 8,909,777	Goldman Sachs International	10,624	—	10,624
6/3/14	Indonesian Rupiah 53,829,622,000	United States Dollar 4,614,627	Goldman Sachs International	—	(34,352)	(34,352)
6/3/14	Indonesian Rupiah 53,577,500,000	United States Dollar 4,589,866	Standard Chartered Bank	—	(37,339)	(37,339)
6/3/14	United States Dollar 16,534,817	Indonesian Rupiah 195,755,699,000	Standard Chartered Bank	371,563	—	371,563
6/4/14	Euro 13,901,026	Singapore Dollar 24,092,000	Standard Chartered Bank	—	(67,663)	(67,663)
6/4/14	Euro 5,342,000	United States Dollar 7,415,444	Deutsche Bank	4,741	—	4,741
6/4/14	Euro 1,184,040	United States Dollar 1,630,802	Deutsche Bank	—	(11,761)	(11,761)
6/4/14	Euro 6,322,812	United States Dollar 8,708,599	Deutsche Bank	—	(62,738)	(62,738)
6/4/14	Euro 46,693,170	United States Dollar 64,212,214	Deutsche Bank	—	(563,005)	(563,005)
6/4/14	Euro 3,399,000	United States Dollar 4,689,627	JPMorgan Chase Bank	—	(25,644)	(25,644)

36

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/4/14	Singapore Dollar 12,439,000	United States Dollar 9,832,113	Standard Chartered Bank	$—	$(89,641)	$(89,641)
6/11/14	Euro 9,814,881	United States Dollar 13,509,281	Bank of America	—	(106,185)	(106,185)
6/11/14	Euro 1,813,746	United States Dollar 2,496,654	Goldman Sachs International	—	(19,423)	(19,423)
6/12/14	Euro 435,000	United States Dollar 598,582	Standard Chartered Bank	—	(4,860)	(4,860)
6/17/14	Euro 6,330,484	Israeli Shekel 30,587,000	JPMorgan Chase Bank	53,328	—	53,328
6/17/14	Indonesian Rupiah 10,752,202,000	United States Dollar 882,775	Standard Chartered Bank	—	(43,939)	(43,939)
6/17/14	Japanese Yen 1,483,676,000	United States Dollar 14,446,699	Bank of America	—	(69,681)	(69,681)
6/18/14	Euro 7,124,320	Polish Zloty 30,364,921	BNP Paribas	118,338	—	118,338
6/18/14	Euro 6,032,669	Polish Zloty 25,719,079	Standard Chartered Bank	102,490	—	102,490
6/23/14	Euro 4,110,187	United States Dollar 5,722,799	Bank of America	21,222	—	21,222
6/23/14	Euro 1,131,222	United States Dollar 1,575,048	Goldman Sachs International	5,837	—	5,837
6/25/14	Euro 14,618,000	United States Dollar 20,174,448	Deutsche Bank	—	(103,266)	(103,266)
6/25/14	Euro 9,778,000	United States Dollar 13,495,644	Goldman Sachs International	—	(68,146)	(68,146)
6/25/14	Thai Baht 182,084,000	United States Dollar 5,582,830	Citibank NA	—	(31,750)	(31,750)
6/25/14	Thai Baht 211,789,000	United States Dollar 6,494,603	Goldman Sachs International	—	(35,934)	(35,934)
6/27/14	Sri Lankan Rupee 295,757,902	United States Dollar 2,241,609	Standard Chartered Bank	—	(6,042)	(6,042)
6/27/14	United States Dollar 2,249,965	Sri Lankan Rupee 295,757,902	Standard Chartered Bank	—	(2,314)	(2,314)
6/30/14	New Turkish Lira 14,583,158	United States Dollar 6,455,010	HSBC Bank USA	—	(346,707)	(346,707)
6/30/14	New Turkish Lira 6,472,842	United States Dollar 2,865,992	Standard Chartered Bank	—	(153,001)	(153,001)
6/30/14	United States Dollar 31,087,757	Peruvian New Sol 87,854,000	Standard Chartered Bank	—	(26,362)	(26,362)
7/2/14	Brazilian Real 35,438,000	United States Dollar 15,632,803	BNP Paribas	5,623	—	5,623
7/2/14	Brazilian Real 33,672,000	United States Dollar 14,843,943	Citibank NA	—	(4,480)	(4,480)
7/7/14	Thai Baht 279,588,000	United States Dollar 8,626,597	Goldman Sachs International	9,970	—	9,970
7/7/14	United States Dollar 11,837,503	Philippine Peso 528,000,000	Bank of America	22,052	—	22,052

37

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/7/14	United States Dollar 20,790,080	Philippine Peso 925,907,000	Bank of America	$6,976	$—	$6,976
7/7/14	United States Dollar 16,619,836	Philippine Peso 740,181,000	Goldman Sachs International	5,577	—	5,577
7/8/14	South African Rand 174,941,290	United States Dollar 16,220,345	Standard Chartered Bank	—	(238,193)	(238,193)
7/9/14	Euro 25,912,000	United States Dollar 35,501,513	JPMorgan Chase Bank	—	(441,710)	(441,710)
7/10/14	Australian Dollar 14,353,403	United States Dollar 13,308,188	Goldman Sachs International	36,763	—	36,763
7/10/14	Australian Dollar 38,288,597	United States Dollar 35,493,529	Nomura International PLC	91,176	—	91,176
7/15/14	Australian Dollar 6,934,690	United States Dollar 6,474,296	Deutsche Bank	64,567	—	64,567
7/15/14	Australian Dollar 9,502,406	United States Dollar 8,869,641	Morgan Stanley & Co. International PLC	86,573	—	86,573
7/15/14	Euro 1,501,345	Hungarian Forint 463,300,000	Citibank NA	5,138	—	5,138
7/15/14	Euro 1,568,600	Hungarian Forint 484,070,000	Standard Chartered Bank	5,439	—	5,439
7/15/14	Hungarian Forint 3,957,889,681	Euro 12,863,238	BNP Paribas	8,143	—	8,143
7/15/14	Hungarian Forint 10,765,193,558	Euro 34,989,416	HSBC Bank USA	25,304	—	25,304
7/16/14	Euro 4,796,000	United States Dollar 6,629,990	Australia and New Zealand Banking Group Limited	—	(22,622)	(22,622)
7/17/14	Euro 40,078,157	Polish Zloty 168,648,884	BNP Paribas	—	(147,464)	(147,464)
7/17/14	Euro 38,192,891	Polish Zloty 160,791,116	Citibank NA	—	(115,729)	(115,729)
7/18/14	Polish Zloty 15,786,000	United States Dollar 5,183,470	BNP Paribas	—	(6,055)	(6,055)
7/21/14	United States Dollar 11,253,769	Indonesian Rupiah 128,011,622,000	Barclays Bank PLC	—	(283,506)	(283,506)
7/21/14	United States Dollar 6,254,490	Indonesian Rupiah 70,675,742,000	Standard Chartered Bank	—	(197,763)	(197,763)
7/22/14	United States Dollar 6,200,094	Indonesian Rupiah 70,805,078,300	Goldman Sachs International	—	(133,359)	(133,359)
7/23/14	Euro 1,268,319	United States Dollar 1,757,402	Goldman Sachs International	—	(1,893)	(1,893)
7/24/14	Singapore Dollar 689,000	United States Dollar 549,475	Goldman Sachs International	—	(108)	(108)
7/24/14	United States Dollar 30,048,207	Israeli Shekel 104,658,656	Citibank NA	176,810	—	176,810
7/24/14	United States Dollar 31,229,554	Israeli Shekel 108,780,344	Deutsche Bank	185,791	—	185,791
7/24/14	United States Dollar 37,161,108	Singapore Dollar 46,597,242	Goldman Sachs International	7,313	—	7,313

38

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/25/14	Canadian Dollar 28,547,295	United States Dollar 25,834,422	Goldman Sachs International	$—	$(158,883)	$(158,883)
7/25/14	Canadian Dollar 79,664,705	United States Dollar 72,107,154	Toronto-Dominion Bank	—	(430,332)	(430,332)
7/30/14	Euro 7,614,791	United States Dollar 10,557,908	Deutsche Bank	—	(4,551)	(4,551)
7/31/14	Australian Dollar 23,578,000	United States Dollar 21,746,909	JPMorgan Chase Bank	—	(22,156)	(22,156)
7/31/14	New Zealand Dollar 32,430,108	United States Dollar 27,493,597	Australia and New Zealand Banking Group Limited	—	(255,666)	(255,666)
7/31/14	New Zealand Dollar 4,742,050	United States Dollar 4,019,765	Goldman Sachs International	—	(37,835)	(37,835)
8/5/14	Swiss Franc 82,150,155	United States Dollar 93,314,275	Goldman Sachs International	—	(97,618)	(97,618)
8/13/14	United States Dollar 1,639,333	Indonesian Rupiah 18,606,431,000	Deutsche Bank	—	(51,341)	(51,341)
8/20/14	United States Dollar 1,594,381	Indonesian Rupiah 18,606,431,000	Deutsche Bank	—	(8,398)	(8,398)
8/20/14	United States Dollar 1,274,940	Indonesian Rupiah 14,846,674,000	JPMorgan Chase Bank	—	(9,432)	(9,432)
8/20/14	United States Dollar 4,389,486	Indonesian Rupiah 50,896,091,425	Standard Chartered Bank	—	(51,182)	(51,182)
8/27/14	Ghanaian Cedi 1,080,000	United States Dollar 385,439	Standard Chartered Bank	28,419	—	28,419
8/27/14	United States Dollar 3,137,566	Argentine Peso 29,650,000	Bank of America	268,154	—	268,154
8/29/14	Ghanaian Cedi 2,133,000	United States Dollar 747,110	Standard Bank	42,773	—	42,773
8/29/14	Ghanaian Cedi 2,153,000	United States Dollar 746,921	Standard Bank	35,979	—	35,979
9/8/14	United States Dollar 3,918,671	Argentine Peso 37,149,000	Bank of America	299,094	—	299,094
9/9/14	Zambian Kwacha 6,700,000	United States Dollar 1,120,214	Standard Bank	102,951	—	102,951
9/9/14	Zambian Kwacha 4,290,000	United States Dollar 717,391	Standard Chartered Bank	66,039	—	66,039
9/23/14	Zambian Kwacha 8,120,000	United States Dollar 1,364,706	Barclays Bank PLC	137,727	—	137,727
9/23/14	Zambian Kwacha 9,744,000	United States Dollar 1,601,315	Barclays Bank PLC	128,941	—	128,941
9/23/14	Zambian Kwacha 7,130,000	United States Dollar 1,170,772	Barclays Bank PLC	93,388	—	93,388
9/30/14	United States Dollar 1,401,220	Azerbaijani Manat 1,149,000	Standard Bank	40,799	—	40,799
10/1/14	United States Dollar 2,502,142	New Turkish Lira 5,665,600	Citibank NA	81,303	—	81,303
10/1/14	United States Dollar 3,907,220	New Turkish Lira 8,847,000	Credit Suisse International	126,906	—	126,906

39

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

10/1/14	United States Dollar 2,754,866	New Turkish Lira 6,241,700	Credit Suisse International	$91,274	$—	$91,274
10/1/14	United States Dollar 22,565,311	New Turkish Lira 50,901,700	HSBC Bank USA	645,249	—	645,249
10/9/14	United States Dollar 2,814,724	Azerbaijani Manat 2,294,000	VTB Capital PLC	57,803	—	57,803
10/9/14	United States Dollar 2,823,818	Azerbaijani Manat 2,300,000	VTB Capital PLC	56,222	—	56,222
10/17/14	Russian Ruble 133,731,000	United States Dollar 3,550,538	Deutsche Bank	—	(39,320)	(39,320)
10/17/14	Russian Ruble 278,664,000	United States Dollar 7,392,598	HSBC Bank USA	—	(87,821)	(87,821)
10/17/14	Russian Ruble 323,921,000	United States Dollar 8,600,053	JPMorgan Chase Bank	—	(95,239)	(95,239)
10/17/14	Russian Ruble 437,942,000	United States Dollar 11,618,687	Morgan Stanley & Co. International PLC	—	(137,370)	(137,370)
10/17/14	United States Dollar 302,755	Kazakhstani Tenge 50,000,000	Citibank NA	—	(36,860)	(36,860)
10/17/14	United States Dollar 4,083,080	Kazakhstani Tenge 674,729,000	Citibank NA	—	(494,938)	(494,938)
10/20/14	United States Dollar 3,258,631	Kazakhstani Tenge 538,000,000	Deutsche Bank	—	(399,187)	(399,187)
10/23/14	United States Dollar 2,106,222	Kazakhstani Tenge 347,000,000	JPMorgan Chase Bank	—	(262,956)	(262,956)
10/27/14	United States Dollar 3,028,190	Kazakhstani Tenge 499,500,000	HSBC Bank USA	—	(376,803)	(376,803)
11/5/14	United States Dollar 3,486,322	Kazakhstani Tenge 573,500,000	Citibank NA	—	(447,187)	(447,187)
11/12/14	United States Dollar 3,604,275	Kazakhstani Tenge 590,200,000	Deutsche Bank	—	(482,872)	(482,872)
11/12/14	United States Dollar 11,862,301	Kazakhstani Tenge 1,938,300,000	Deutsche Bank	—	(1,611,173)	(1,611,173)
11/13/14	United States Dollar 4,476,261	Indonesian Rupiah 55,550,403,000	Citibank NA	186,984	—	186,984
11/21/14	United States Dollar 2,464,615	Kazakhstani Tenge 400,500,000	JPMorgan Chase Bank	—	(351,893)	(351,893)
11/21/14	United States Dollar 3,720,787	Kazakhstani Tenge 605,000,000	VTB Capital PLC	—	(529,284)	(529,284)
12/3/14	United States Dollar 1,723,164	Kazakhstani Tenge 283,719,000	Deutsche Bank	—	(231,567)	(231,567)
12/3/14	United States Dollar 10,658,816	Kazakhstani Tenge 1,754,974,011	Deutsche Bank	—	(1,432,382)	(1,432,382)
12/9/14	Ghanaian Cedi 6,152,500	United States Dollar 2,055,424	Standard Bank	132,092	—	132,092
12/12/14	Ghanaian Cedi 3,122,000	United States Dollar 1,041,535	Standard Bank	67,102	—	67,102
12/19/14	Ghanaian Cedi 3,170,000	United States Dollar 1,054,032	Standard Bank	68,236	—	68,236

40

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April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/22/14	United States Dollar 18,209,437	Kazakhstani Tenge 2,990,900,000	VTB Capital PLC	$—	$(2,569,420)	$(2,569,420)
12/30/14	United States Dollar 3,351,993	Uruguayan Peso 79,040,000	Citibank NA	—	(202,266)	(202,266)
1/12/15	United States Dollar 1,812,289	Ugandan Shilling 4,956,610,000	Citibank NA	35,450	—	35,450
1/12/15	United States Dollar 1,407,971	Ugandan Shilling 3,843,761,000	Standard Chartered Bank	24,916	—	24,916
1/16/15	United States Dollar 4,942,158	Uruguayan Peso 118,167,000	Citibank NA	—	(261,148)	(261,148)
1/20/15	United States Dollar 3,283,113	Ugandan Shilling 8,943,200,000	Barclays Bank PLC	44,597	—	44,597
1/23/15	United States Dollar 1,533,481	Ugandan Shilling 4,145,000,000	Citibank NA	7,780	—	7,780
1/23/15	United States Dollar 4,942,154	Uruguayan Peso 118,414,000	Citibank NA	—	(262,784)	(262,784)
1/29/15	United States Dollar 2,392,175	Ugandan Shilling 6,434,950,000	Barclays Bank PLC	—	(2,736)	(2,736)
2/5/15	United States Dollar 2,969,325	Kazakhstani Tenge 492,908,000	Deutsche Bank	—	(424,036)	(424,036)
2/6/15	United States Dollar 2,903,226	Uruguayan Peso 72,000,000	Citibank NA	—	(71,805)	(71,805)
2/13/15	United States Dollar 2,897,384	Uruguayan Peso 72,000,000	Citibank NA	—	(72,909)	(72,909)
2/20/15	United States Dollar 1,206,897	Argentine Peso 14,000,000	Bank of America	149,394	—	149,394
2/20/15	United States Dollar 2,327,586	Argentine Peso 27,000,000	Citibank NA	288,117	—	288,117
2/23/15	United States Dollar 3,189,655	Argentine Peso 37,000,000	Citibank NA	384,614	—	384,614
2/24/15	United States Dollar 2,758,621	Argentine Peso 32,000,000	Citibank NA	329,706	—	329,706
2/25/15	United States Dollar 992,554	Argentine Peso 11,464,000	Bank of America	112,790	—	112,790
2/25/15	United States Dollar 7,272,727	Argentine Peso 84,000,000	Citibank NA	826,446	—	826,446
2/27/15	United States Dollar 2,504,039	Uruguayan Peso 62,000,000	Citibank NA	—	(83,725)	(83,725)
2/27/15	United States Dollar 3,989,515	Uruguayan Peso 95,509,000	Citibank NA	—	(261,101)	(261,101)
3/13/15	Euro 1,672,505	Serbian Dinar 211,990,000	Citibank NA	67,597	—	67,597
3/23/15	Euro 4,829,448	Romanian Leu 22,234,777	Bank of America	109,003	—	109,003
3/23/15	Euro 4,827,268	Romanian Leu 22,070,271	Bank of America	61,657	—	61,657
3/23/15	Euro 11,730,646	Romanian Leu 53,849,529	Citibank NA	216,279	—	216,279

41

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/23/15	Euro 5,778,141	Romanian Leu 26,411,306	Citibank NA	$71,856	$—	$71,856
3/23/15	Euro 3,176,889	Romanian Leu 14,634,340	JPMorgan Chase Bank	74,136	—	74,136
3/23/15	Euro 2,173,362	Romanian Leu 9,954,000	JPMorgan Chase Bank	33,083	—	33,083
3/23/15	Euro 6,830,459	Romanian Leu 31,437,189	Standard Chartered Bank	151,030	—	151,030
3/23/15	Euro 2,146,159	Romanian Leu 9,841,213	Standard Chartered Bank	36,283	—	36,283
3/31/15	Euro 13,781,027	Romanian Leu 63,075,760	Bank of America	180,168	—	180,168
3/31/15	Euro 12,906,569	Romanian Leu 59,104,729	Citibank NA	178,331	—	178,331
3/31/15	United States Dollar 2,522,018	Uruguayan Peso 63,000,000	Citibank NA	—	(89,807)	(89,807)
3/31/15	United States Dollar 3,352,188	Uruguayan Peso 81,190,000	Citibank NA	—	(217,725)	(217,725)
4/30/15	United States Dollar 3,396,524	Uruguayan Peso 86,000,000	Citibank NA	—	(110,361)	(110,361)

				$21,372,339	$(37,784,520)	$(16,412,181)

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures

6/14	14 Gold	Short	$(1,810,668)	$(1,814,260)	$(3,592)
12/14	98 LME Copper	Long	15,914,931	16,228,800	313,869
12/14	98 LME Copper	Short	(17,946,580)	(16,228,800)	1,717,780

Equity Futures

5/14	1,175 SGX CNX Nifty Index	Long	16,122,149	15,824,900	(297,249)
6/14	223 Nikkei 225 Index	Long	32,913,777	31,017,362	(1,896,415)

Interest Rate Futures

6/14	731 Euro-Bobl	Short	(127,127,751)	(127,549,942)	(422,191)
6/14	381 Euro-Bund	Short	(75,452,536)	(76,400,966)	(948,430)

42

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Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures (continued)

6/14	76 Euro-Schatz	Short	$(11,650,960)	$(11,646,742)	$4,218
6/14	384 IMM 10-Year Interest Rate Swap	Long	37,080,353	36,860,352	(220,001)
6/14	64 Japan 10-Year Bond	Short	(90,659,950)	(90,721,181)	(61,231)
6/14	207 U.K. Gilt	Short	(38,154,765)	(38,560,183)	(405,418)
6/14	293 U.S. 2-Year Deliverable Interest Rate Swap	Short	(29,348,637)	(29,377,829)	(29,192)
6/14	364 U.S. 5-Year Deliverable Interest Rate Swap	Short	(36,468,782)	(36,667,312)	(198,530)
6/14	1,021 U.S. 10-Year Deliverable Interest Rate Swap	Short	(102,659,875)	(103,902,703)	(1,242,828)

					$(3,689,210)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz:  Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

LME:  London Metal Exchange.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

U.K. Gilt:  Gilt issues having a maturity 8.25 to 13 years from the calendar day of the delivery month.

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	AUD	13,089	Pays	6-month AUD Bank Bill	4.31%	7/4/23	$187,664
LCH.Clearnet	AUD	17,116	Pays	6-month AUD Bank Bill	4.31	7/15/23	234,249
LCH.Clearnet	AUD	16,060	Pays	6-month AUD Bank Bill	4.48	8/20/23	402,767
LCH.Clearnet	GBP	19,996	Receives	6-month GBP LIBOR	2.00	2/20/19	(114,828)
LCH.Clearnet	HUF	2,525,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(473,959)
LCH.Clearnet	HUF	5,190,000	Receives	6-month HUF BUBOR	3.78	11/15/18	(138,780)
LCH.Clearnet	HUF	3,243,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(518,055)
LCH.Clearnet	JPY	7,071,525	Receives	6-month JPY LIBOR	0.79	4/23/24	69,195
LCH.Clearnet	NZD	112,000	Pays	3-month NZD Bank Bill	4.71	10/8/16	113,119
LCH.Clearnet	NZD	117,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	163,152
LCH.Clearnet	NZD	92,500	Pays	3-month NZD Bank Bill	4.74	10/10/16	111,369
LCH.Clearnet	NZD	5,449	Pays	3-month NZD Bank Bill	4.21	10/23/17	(16,027)
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.20	10/24/17	(41,971)

43

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Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	NZD	11,000	Pays	3-month NZD Bank Bill	4.15%	10/25/17	$(51,882)
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.04	10/30/17	(105,330)
LCH.Clearnet	NZD	6,000	Pays	3-month NZD Bank Bill	4.03	10/31/17	(49,766)
LCH.Clearnet	NZD	6,551	Pays	3-month NZD Bank Bill	4.04	10/31/17	(53,422)
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96	4/29/24	74,089

							$(208,416)

AUD	–	Australian Dollar
GBP	–	Great British Pound
HUF	–	Hungarian Forint
JPY	–	Japanese Yen
NZD	–	New Zealand Dollar

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	BRL	6,057	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$143,234
Bank of America	BRL	696	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/2/23	17,015
Bank of America	BRL	18,527	Pays	Brazil CETIP Interbank Deposit Rate	12.94	1/2/23	350,598
Bank of America	HUF	200,230	Receives	6-month HUF BUBOR	7.32	12/16/16	(105,458)
Bank of America	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	157,791
Bank of America	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	52,746
Bank of America	MYR	72,483	Pays	3-month MYR KLIBOR	3.51	1/15/16	(33,855)
Bank of America	MYR	17,742	Receives	3-month MYR KLIBOR	4.58	1/15/24	18,429
Bank of America	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(35,738)
Bank of America	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	247,914
Bank of America	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	174,487
Bank of America	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	355,348
Bank of America	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	330,276
Bank of America	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	46,809
Bank of America	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(30,517)
Bank of America	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(134,945)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	416,497
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	210,355
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	252,566
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	427,521
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	234,670
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	381,718
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(215,261)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	41,786
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	190,411
Citibank NA	MYR	70,663	Pays	3-month MYR KLIBOR	3.51	1/15/16	(34,849)
Citibank NA	MYR	48,425	Pays	3-month MYR KLIBOR	3.60	2/25/16	3,622

44

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Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank NA	MYR	17,140	Receives	3-month MYR KLIBOR	4.58%	1/15/24	$17,803
Citibank NA	MYR	11,701	Receives	3-month MYR KLIBOR	4.57	2/25/24	1,175
Citibank NA	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	349,608
Citibank NA	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	258,866
Citibank NA	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	53,344
Citibank NA	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	169,470
Citibank NA	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	164,720
Citibank NA	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	78,503
Citibank NA	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	64,352
Citibank NA	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	183,019
Citibank NA	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(119,366)
Credit Suisse International	HUF	200,230	Pays	6-month HUF BUBOR	5.20	12/16/16	50,576
Credit Suisse International	HUF	155,590	Pays	6-month HUF BUBOR	5.11	1/11/17	37,384
Credit Suisse International	HUF	244,410	Pays	6-month HUF BUBOR	5.13	1/11/17	59,898
Credit Suisse International	HUF	400,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(240,625)
Credit Suisse International	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	71,449
Credit Suisse International	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(290,057)
Credit Suisse International	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	207,462
Deutsche Bank	BRL	45,789	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/21	769,162
Deutsche Bank	BRL	3,340	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	67,269
Deutsche Bank	CLP	1,705,539	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	(82,168)
Deutsche Bank	CLP	5,224,497	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	(235,980)
Deutsche Bank	MYR	73,351	Pays	3-month MYR KLIBOR	3.48	1/13/16	(47,287)
Deutsche Bank	MYR	97,326	Pays	3-month MYR KLIBOR	3.60	2/26/16	6,131
Deutsche Bank	MYR	17,952	Receives	3-month MYR KLIBOR	4.54	1/13/24	1,013
Deutsche Bank	MYR	23,585	Receives	3-month MYR KLIBOR	4.56	2/26/24	(131)
Deutsche Bank	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	141,806
Deutsche Bank	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	620,274
Deutsche Bank	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	354,237
Deutsche Bank	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	239,000
Deutsche Bank	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	206,586
Deutsche Bank	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	46,627
Deutsche Bank	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(32,186)
Goldman Sachs International	BRL	630	Pays	Brazil CETIP Interbank Deposit Rate	13.05	1/2/23	14,348
Goldman Sachs International	MYR	69,796	Pays	3-month MYR KLIBOR	3.47	1/13/16	(48,627)
Goldman Sachs International	MYR	16,930	Receives	3-month MYR KLIBOR	4.53	1/13/24	(3,130)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	122,275
JPMorgan Chase Bank	HUF	1,612,000	Pays	6-month HUF BUBOR	6.93	12/19/16	766,709
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(835,463)
JPMorgan Chase Bank	HUF	529,000	Pays	6-month HUF BUBOR	6.94	12/20/16	253,743
JPMorgan Chase Bank	HUF	529,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(281,240)
JPMorgan Chase Bank	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(342,995)
JPMorgan Chase Bank	HUF	627,500	Pays	6-month HUF BUBOR	6.99	12/22/16	305,254
JPMorgan Chase Bank	HUF	627,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(330,365)
JPMorgan Chase Bank	HUF	616,000	Pays	6-month HUF BUBOR	5.10	12/27/16	149,043

45

Global Macro Absolute Return Advantage Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank	HUF	616,000	Receives	6-month HUF BUBOR	7.37%	12/27/16	$(329,252)
JPMorgan Chase Bank	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	53,485
JPMorgan Chase Bank	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(131,255)
JPMorgan Chase Bank	MYR	47,006	Pays	3-month MYR KLIBOR	3.60	2/25/16	3,516
JPMorgan Chase Bank	MYR	93,536	Pays	3-month MYR KLIBOR	3.60	2/26/16	5,892
JPMorgan Chase Bank	MYR	11,553	Receives	3-month MYR KLIBOR	4.56	2/25/24	(914)
JPMorgan Chase Bank	MYR	22,924	Receives	3-month MYR KLIBOR	4.57	2/26/24	1,245
JPMorgan Chase Bank	NZD	86,000	Pays	3-month NZD Bank Bill	4.70	10/8/16	46,423
JPMorgan Chase Bank	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	(655,679)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(224,649)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(224,649)
JPMorgan Chase Bank	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	160,846
Nomura International	BRL	8,516	Pays	Brazil CETIP Interbank Deposit Rate	13.03	1/4/21	183,683
Nomura International	BRL	47,276	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/4/21	1,103,321
Nomura International	BRL	7,536	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	110,182
Nomura International	BRL	17,830	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	304,863

							$6,811,714

BRL	–	Brazilian Real
CLP	–	Chilean Peso
HUF	–	Hungarian Forint
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Romania	BNP Paribas	$3,100	1.00	%(1)	9/20/18	1.42%	$(52,047)	$101,118	$49,071
Romania	Goldman Sachs International	3,220	1.00	(1)	9/20/18	1.42	(54,061)	104,872	50,811
Russia	Barclays Bank PLC	1,630	1.00	(1)	3/20/19	2.57	(112,529)	96,774	(15,755)
Russia	BNP Paribas	3,900	1.00	(1)	3/20/19	2.57	(269,242)	223,205	(46,037)
Russia	Deutsche Bank	6,530	1.00	(1)	3/20/19	2.57	(450,807)	376,522	(74,285)
Russia	Goldman Sachs International	3,250	1.00	(1)	3/20/19	2.57	(224,368)	186,004	(38,364)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	0.83	12,880	8,835	21,715
South Africa	Bank of America	890	1.00	(1)	12/20/15	0.83	3,593	2,352	5,945
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	1.37	(83,538)	166,717	83,179
South Africa	Bank of America	26,320	1.00	(1)	9/20/17	1.37	(293,161)	305,080	11,919
South Africa	Bank of America	5,000	1.00	(1)	9/20/17	1.37	(55,692)	51,660	(4,032)
South Africa	Bank of America	14,640	1.00	(1)	9/20/17	1.37	(163,065)	127,764	(35,301)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	0.83	15,464	11,779	27,243
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	0.83	9,206	7,071	16,277

46

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Barclays Bank PLC	$5,000	1.00	%(1)	9/20/17	1.37%	$(55,692)	$92,601	$36,909
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.37	(27,958)	43,279	15,321
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.37	(46,669)	74,870	28,201
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	0.72	24,186	37,302	61,488
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	0.83	19,320	16,177	35,497
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	0.83	8,075	5,823	13,898
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	0.83	3,594	2,764	6,358
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	0.90	27,402	53,296	80,698
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	0.90	24,662	27,121	51,783
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.37	(41,212)	89,113	47,901
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	1.37	(54,133)	119,996	65,863
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	1.37	(63,489)	126,705	63,216
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.37	(167,075)	356,533	189,458
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.37	(34,194)	72,011	37,817
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.45	(39,036)	45,684	6,648
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	1.37	(55,691)	91,035	35,344
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/17	1.45	(36,868)	44,842	7,974
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/17	1.45	(105,001)	110,925	5,924
South Africa	JPMorgan Chase Bank	7,500	1.00	(1)	9/20/17	1.37	(83,537)	136,553	53,016
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.37	(11,139)	10,356	(783)
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.45	(111,652)	133,233	21,581
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.36	(1,161,694)	612,208	(549,486)
Turkey	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	2.36	(702,159)	462,961	(239,198)

Total		$211,866					$(4,407,327)	$4,535,141	$127,814

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Brazil	Bank of America	$2,359	1.00	%(1)	3/20/24	$188,608	$(293,987)	$(105,379)
Brazil	Barclays Bank PLC	12,000	1.00	(1)	6/20/22	731,308	(912,499)	(181,191)
Brazil	Goldman Sachs International	12,800	1.00	(1)	9/20/22	817,181	(968,496)	(151,315)
Brazil	Morgan Stanley and Co. International PLC	3,080	1.00	(1)	3/20/24	246,253	(358,869)	(112,616)
Bulgaria	Barclays Bank PLC	4,691	1.00	(1)	12/20/18	28,345	(51,564)	(23,219)
Bulgaria	BNP Paribas	2,009	1.00	(1)	6/20/18	1,678	(9,562)	(7,884)
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	10,768	(25,797)	(15,029)
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	7,294	(20,041)	(12,747)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	13,051	(20,832)	(7,781)
Bulgaria	Goldman Sachs International	3,220	1.00	(1)	9/20/18	11,184	(24,097)	(12,913)
Bulgaria	Goldman Sachs International	2,000	1.00	(1)	12/20/18	12,084	(21,903)	(9,819)

47

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	Goldman Sachs International	$4,000	1.00	%(1)	12/20/18	$24,169	$(42,959)	$(18,790)
China	Bank of America	6,100	1.00	(1)	3/20/17	(106,711)	(105,182)	(211,893)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(176,266)	(158,107)	(334,373)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	(75,222)	(64,125)	(139,347)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	(64,727)	(55,177)	(119,904)
China	JPMorgan Chase Bank	10,200	1.00	(1)	3/20/18	(154,924)	122,585	(32,339)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	63,396	(129,434)	(66,038)
Colombia	Deutsche Bank	4,580	1.00	(1)	6/20/22	101,625	(276,760)	(175,135)
Colombia	Deutsche Bank	4,100	1.00	(1)	6/20/22	90,927	(221,939)	(131,012)
Colombia	Goldman Sachs International	7,410	1.00	(1)	6/20/17	(104,553)	(152,726)	(257,279)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	48,603	(97,489)	(48,886)
Colombia	Goldman Sachs International	1,220	1.00	(1)	6/20/22	27,056	(86,635)	(59,579)
Colombia	HSBC Bank USA	4,040	1.00	(1)	6/20/17	(57,003)	(84,429)	(141,432)
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	72,661	(148,351)	(75,690)
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00	(1)	6/20/22	88,709	(210,760)	(122,051)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	117,443	(98,057)	19,386
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	281,676	(260,691)	20,985
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	88,082	(72,663)	15,419
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	293,607	(247,816)	45,791
Croatia	Citibank NA	1,913	1.00	(1)	3/20/18	124,197	(137,201)	(13,004)
Croatia	Citibank NA	5,580	1.00	(1)	6/20/18	396,902	(429,632)	(32,730)
Croatia	Citibank NA	1,270	1.00	(1)	6/20/18	90,335	(99,034)	(8,699)
Croatia	Citibank NA	930	1.00	(1)	6/20/18	66,151	(62,284)	3,867
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	117,443	(97,141)	20,302
Croatia	HSBC Bank USA	2,822	1.00	(1)	3/20/18	183,211	(202,394)	(19,183)
Croatia	JPMorgan Chase Bank	1,533	1.00	(1)	6/20/18	109,042	(119,640)	(10,598)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	60,558	(66,409)	(5,851)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	146,804	(123,112)	23,692
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	146,804	(125,495)	21,309
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	93,660	(80,137)	13,523
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	81,329	(65,075)	16,254
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	82,192	(91,672)	(9,480)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	198,857	(199,799)	(942)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	177,823	(186,492)	(8,669)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	82,724	(94,730)	(12,006)

48

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Morgan Stanley & Co. International PLC	$2,745	1.00	%(1)	6/20/18	$195,250	$(228,897)	$(33,647)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	428,488	(341,184)	87,304
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	49,677	(28,661)	21,016
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	81,394	(43,994)	37,400
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	82,350	(47,515)	34,835
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	175,781	(76,089)	99,692
Hungary	Deutsche Bank	1,700	1.00	(1)	3/20/17	21,940	(175,367)	(153,427)
Hungary	Goldman Sachs International	3,400	1.00	(1)	3/20/17	43,882	(349,449)	(305,567)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	416,876	(558,797)	(141,921)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	416,876	(558,999)	(142,123)
Lebanon	Deutsche Bank	1,338	1.00	(1)	3/20/18	108,729	(139,976)	(31,247)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	3,505,008	(4,404,596)	(899,588)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(231,079)	167,138	(63,941)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(249,297)	194,957	(54,340)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	92,102	(129,623)	(37,521)
Lebanon	JPMorgan Chase Bank	1,300	5.00	(1)	12/20/17	(88,090)	30,757	(57,333)
Mexico	Bank of America	1,900	1.00	(1)	6/20/22	26,987	(100,120)	(73,133)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	14,204	(62,802)	(48,598)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	264,862	(411,763)	(146,901)
Mexico	Citibank NA	1,250	1.00	(1)	6/20/22	17,754	(67,636)	(49,882)
Mexico	Deutsche Bank	10,000	1.00	(1)	6/20/23	206,923	(291,180)	(84,257)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	(25,228)	(8,579)	(33,807)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	(17,659)	(6,406)	(24,065)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(30,273)	(15,631)	(45,904)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(21,899)	(9,983)	(31,882)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(28,743)	(12,324)	(41,067)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(13,687)	(7,553)	(21,240)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(34,216)	(18,544)	(52,760)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(21,898)	(6,685)	(28,583)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(19,161)	(7,541)	(26,702)
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	(76,136)	(50,619)	(126,755)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	(27,373)	(12,124)	(39,497)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(119,002)	(118,209)	(237,211)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	(29,011)	(11,227)	(40,238)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	(12,614)	(4,899)	(17,513)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	(16,398)	(5,958)	(22,356)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(27,373)	(12,472)	(39,845)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(12,613)	(4,098)	(16,711)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(35,586)	(17,129)	(52,715)
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(223,173)	148,934	(74,239)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(26,657)	18,102	(8,555)
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	(50,332)	6,220	(44,112)
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(11,658)	9,862	(1,796)

49

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Qatar	Deutsche Bank	$1,740	1.00	%(1)	6/20/19	$(37,635)	$30,007	$(7,628)
Qatar	Deutsche Bank	539	1.00	(1)	6/20/19	(11,658)	9,295	(2,363)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(36,876)	28,993	(7,883)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(73,975)	48,959	(25,016)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	(12,324)	(6,918)	(19,242)
Qatar	JPMorgan Chase Bank	580	1.00	(1)	3/20/19	(12,885)	9,561	(3,324)
Qatar	JPMorgan Chase Bank	1,520	1.00	(1)	6/20/19	(32,877)	25,447	(7,430)
Qatar	JPMorgan Chase Bank	1,032	1.00	(1)	6/20/19	(22,322)	19,902	(2,420)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(34,210)	23,944	(10,266)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(13,773)	9,345	(4,428)
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	(32,277)	(18,361)	(50,638)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	627,904	(561,276)	66,628
Russia	Citibank NA	25,456	1.00	(1)	9/20/22	3,329,984	(1,792,027)	1,537,957
Russia	Deutsche Bank	7,570	1.00	(1)	6/20/18	409,457	(111,022)	298,435
Russia	Deutsche Bank	15,333	1.00	(1)	6/20/18	829,382	(227,647)	601,735
Russia	JPMorgan Chase Bank	9,158	1.00	(1)	6/20/18	495,368	(132,758)	362,610
Russia	JPMorgan Chase Bank	6,210	1.00	(1)	6/20/18	335,907	(92,404)	243,503
Russia	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	968,026	(522,332)	445,694
South Africa	Bank of America	890	1.00	(1)	12/20/20	57,303	(22,766)	34,537
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	205,389	(89,504)	115,885
South Africa	Bank of America	26,320	1.00	(1)	9/20/22	2,407,367	(1,732,716)	674,651
South Africa	Bank of America	5,000	1.00	(1)	9/20/22	457,327	(314,280)	143,047
South Africa	Bank of America	14,640	1.00	(1)	9/20/22	1,339,052	(870,254)	468,798
South Africa	Bank of America	7,500	1.00	(1)	9/20/22	685,990	(621,224)	64,766
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	146,798	(58,105)	88,693
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	246,596	(103,455)	143,141
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	283,543	(220,467)	63,076
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	283,543	(226,519)	57,024
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	290,349	(201,128)	89,221
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	57,303	(24,205)	33,098
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	128,769	(56,501)	72,268
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	308,084	(136,755)	171,329
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	552,107	(246,714)	305,393
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	613,452	(321,290)	292,162
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,600,247	(1,426,753)	173,494
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	338,422	(318,230)	20,192
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/22	521,352	(469,221)	52,131
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/22	444,527	(401,795)	42,732
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,371,995	(1,240,796)	131,199
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	280,801	(245,971)	34,830
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	251,751	(222,108)	29,643
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/22	677,178	(544,443)	132,735
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/22	237,771	(201,448)	36,323
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	91,465	(65,034)	26,431

50

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Nomura International PLC	$7,571	1.00	%(1)	12/20/22	$720,066	$(625,213)	$94,853
Spain	Bank of America	2,400	1.00	(1)	9/20/20	12,121	(170,832)	(158,711)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	12,227	(150,978)	(138,751)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	27,641	(268,566)	(240,925)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	7,796	(74,350)	(66,554)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	22,680	(316,054)	(293,374)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	55,262	(397,309)	(342,047)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	55,400	(352,719)	(297,319)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	87,542	(783,693)	(696,151)
Spain	Citibank NA	7,900	1.00	(1)	12/20/16	(80,854)	(165,130)	(245,984)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	19,946	(235,155)	(215,209)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	55,401	(385,119)	(329,718)
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	24,806	(276,416)	(251,610)
Spain	Deutsche Bank	10,730	1.00	(1)	6/20/22	210,333	(2,421,021)	(2,210,688)
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	(11,054)	(1,752)	(12,806)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(33,161)	(1,054)	(34,215)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(15,475)	(3,646)	(19,121)
Thailand	Citibank NA	6,900	1.00	(1)	3/20/18	(24,410)	2,558	(21,852)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(45,320)	(12,902)	(58,222)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(33,157)	(11,968)	(45,125)
Tunisia	Barclays Bank PLC	1,970	1.00	(1)	9/20/17	129,864	(119,789)	10,075
Tunisia	Deutsche Bank	3,800	1.00	(1)	6/20/17	226,306	(188,860)	37,446
Tunisia	Deutsche Bank	2,150	1.00	(1)	6/20/17	128,042	(112,789)	15,253
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	138,407	(127,890)	10,517
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	138,408	(115,504)	22,904
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	148,296	(130,257)	18,039
Tunisia	JPMorgan Chase Bank	4,520	1.00	(1)	9/20/17	297,905	(282,167)	15,738
Tunisia	Morgan Stanley & Co. International PLC	500	1.00	(1)	6/20/17	29,778	(26,212)	3,566
Tunisia	Nomura International PLC	3,400	1.00	(1)	12/20/17	245,113	(253,273)	(8,160)
Banco Activo Bank SA	Goldman Sachs International	EUR 869	5.00	(1)	3/20/19	(116,694)	48,565	(68,129)
Banco Commercial Portugues SA	Barclays Bank PLC	EUR 1,720	5.00	(1)	12/20/18	(228,448)	23,467	(204,981)
Banco Commercial Portugues SA	Barclays Bank PLC	EUR 2,966	5.00	(1)	3/20/19	350,536	197,369	547,905
Banco Commercial Portugues SA	Barclays Bank PLC	EUR 1,717	5.00	(1)	3/20/19	(230,568)	89,298	(141,270)
Banco Commercial Portugues SA	Barclays Bank PLC	EUR 1,720	5.00	(1)	3/20/19	(228,448)	24,400	(204,048)
Banco Espirito Santo SA	Barclays Bank PLC	EUR 3,443	5.00	(1)	3/20/19	(506,838)	282,914	(223,924)
Banco Espirito Santo SA	Barclays Bank PLC	EUR 1,395	5.00	(1)	3/20/19	(205,355)	114,038	(91,317)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Banco Espirito Santo SA	Barclays Bank PLC	EUR 1,722	5.00	%(1)	3/20/19	$(253,493)	$136,329	$(117,164)
Banco Espirito Santo SA	Deutsche Bank	EUR 912	5.00	(1)	3/20/19	(134,254)	75,036	(59,218)
Banco Espirito Santo SA	Deutsche Bank	EUR 1,171	5.00	(1)	3/20/19	(172,381)	103,164	(69,217)
Caixa Geral de Depositos SA	Barclays Bank PLC	EUR 1,724	5.00	(1)	3/20/19	(317,876)	201,370	(116,506)

						$30,544,048	$(35,402,352)	$(4,858,304)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $211,866,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank NA	GTQ 45,767	Total return on Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $5,605,994 (Notional Amount) plus Notional Amount at termination date	6/5/14	$291,562
Citibank NA	GTQ 12,970	Total return on Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $1,615,307 (Notional Amount) plus Notional Amount at termination date	6/9/14	55,083
Citibank NA	KRW 32,291,138	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	6/12/14	(354,338)
JPMorgan Chase Bank	PLN 54,583	Negative Return on WIG20 Index	Positive Return on WIG20 Index	6/20/14	(344,344)

					$(352,037)

GTQ	–	Guatemalan Quetzal
KRW	–	South Korean Won
PLN	–	Polish Zloty

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Notes to Consolidated Financial Statements (Unaudited) — continued

Cross-Currency Swaps
Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)	Portfolio Pays Floating Rate on Notional Amount (000’s omitted)	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Deutsche Bank	CLF 74	CLP 1,705,549	6-month Sinacofi Chile Interbank Rate	2.09%	5/10/18	$184,167
Deutsche Bank	CLF 228	CLP 5,224,497	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	580,864

						$765,031

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*	Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Bank of America	TRY 700	$394	3-month USD-LIBOR-BBA	6.97%	8/18/21	$90,645
Citibank NA	TRY 10,951	7,200	3-month USD-LIBOR-BBA	8.23	9/3/20	2,051,375
Citibank NA	TRY 7,310	3,999	3-month USD-LIBOR-BBA	6.45	1/6/21	989,754
Citibank NA	TRY 5,133	3,216	3-month USD-LIBOR-BBA	8.23	2/25/21	910,023
Citibank NA	TRY 5,600	3,094	3-month USD-LIBOR-BBA	6.26	10/18/21	817,408
Credit Suisse International	TRY 10,104	5,676	3-month USD-LIBOR-BBA	6.90	8/18/21	1,323,188
Deutsche Bank	TRY 14,469	7,920	3-month USD-LIBOR-BBA	6.45	1/6/21	1,964,255
Deutsche Bank	TRY 18,837	11,832	3-month USD-LIBOR-BBA	8.20	2/24/21	3,380,706
HSBC Bank USA	TRY 16,212	8,470	3-month USD-LIBOR-BBA	7.85	2/23/22	1,425,428
JPMorgan Chase Bank	TRY 29,548	15,430	3-month USD-LIBOR-BBA	7.86	7/21/21	1,787,581

						$14,740,363

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

JPMorgan Chase Bank	$ 15,551	TRY 33,123	3-month USD-LIBOR-BBA	10.76%	4/8/16	$628,412
						$628,412

						$16,133,806

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Notes to Consolidated Financial Statements (Unaudited) — continued

CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
TRY	–	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the six months ended April 30, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received

Outstanding, beginning of period	INR	9,566,675	COP	—	$2,584,548
Options written		1,913,473		25,232,736	105,580
Options expired		—		(22,590,696)	(1,163)

Outstanding, end of period	INR	11,480,148	COP	2,642,040	$2,688,965

COP	–	Columbian Peso
INR	–	Indian Rupee

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options, swap contracts (other than centrally cleared swaps), forward foreign currency exchange contracts and forward commodity contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $53,464,270. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $5,380,975 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Securities of unaffiliated issuers, at value	$—	$—	$—	$5,384,576	$1,104	$5,385,680
Net unrealized appreciation*	2,031,649	—	—	—	1,359,822	3,391,471
Receivable for open forward foreign currency exchange contracts	—	—	—	21,372,339	—	21,372,339
Receivable for open swap contracts; Premium paid/received on open swap contracts	—	35,839,590	—	346,645	27,992,161	64,178,396

Total Asset Derivatives	$2,031,649	$35,839,590	$—	$27,103,560	$29,353,087	$94,327,886

Derivatives not subject to master netting or similar agreements	$2,031,649	$—	$—	$—	$1,359,822	$3,391,471

Total Asset Derivatives subject to master netting or similar agreements	$—	$35,839,590	$—	$27,103,560	$27,993,265	$90,936,415

Written options outstanding, at value	$—	$—	$—	$(187,105)	$—	$(187,105)
Net unrealized appreciation*	(3,592)	—	(2,193,664)	—	(5,091,841)	(7,289,097)
Payable for open forward commodity contracts	(44,453)	—	—	—	—	(44,453)
Payable for open forward foreign currency exchange contracts	—	—	—	(37,784,520)	—	(37,784,520)
Payable for open swap contracts; Premium paid/received on open swap contracts	—	(9,702,869)	(698,682)	—	(5,046,641)	(15,448,192)

Total Liability Derivatives	$(48,045)	$(9,702,869)	$(2,892,346)	$(37,971,625)	$(10,138,482)	$(60,753,367)

Derivatives not subject to master netting or similar agreements	$(3,592)	$—	$(2,193,664)	$—	$(5,091,841)	$(7,289,097)

Total Liability Derivatives subject to master netting or similar agreements	$(44,453)	$(9,702,869)	$(698,682)	$(37,971,625)	$(5,046,641)	$(53,464,270)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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Notes to Consolidated Financial Statements (Unaudited) — continued

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Bank of America	$9,975,679	$(9,746,703)	$—	$—	$228,976
Barclays Bank PLC	5,063,440	(3,148,388)	(1,677,871)	—	237,181
BNP Paribas	2,626,946	(2,626,946)	—	—	—
Citibank NA	16,131,226	(5,501,716)	(7,326,496)	(669,023)	2,633,991
Credit Suisse International	5,888,665	(690,896)	(5,169,197)	—	28,572
Deutsche Bank	14,194,438	(7,310,250)	(6,884,188)	—	—
Goldman Sachs International	8,187,704	(5,086,935)	(2,230,260)	(870,509)	—
HSBC Bank USA	5,880,289	(1,065,894)	(4,814,395)	—	—
JPMorgan Chase Bank	8,921,316	(6,091,458)	—	(2,810,000)	19,858
Morgan Stanley & Co. International PLC	4,937,919	(363,207)	(4,574,712)	—	—
Nomura International PLC	4,156,054	(275,960)	(3,880,094)	—	—
Standard Bank	489,932	—	—	(260,000)	229,932
Standard Chartered Bank	4,368,782	(4,368,782)	—	—	—
VTB Capital PLC	114,025	—	—	—	114,025

	$90,936,415	$(46,277,135)	$(36,557,213)	$(4,609,532)	$3,492,535

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(278,288)	$—	$—	$—	$(278,288)
Bank of America	(9,746,703)	9,746,703	—	—	—
Barclays Bank PLC	(3,148,388)	3,148,388	—	—	—
BNP Paribas	(3,498,476)	2,626,946	484,999	—	(386,531)
Citibank NA	(5,501,716)	5,501,716	—	—	—
Credit Suisse International	(690,896)	690,896	—	—	—
Deutsche Bank	(7,310,250)	7,310,250	—	—	—
Goldman Sachs International	(5,086,935)	5,086,935	—	—	—
HSBC Bank USA	(1,065,894)	1,065,894	—	—	—
JPMorgan Chase Bank	(6,091,458)	6,091,458	—	—	—
Merrill Lynch International	(12,032)	—	—	—	(12,032)
Morgan Stanley & Co. International PLC	(363,207)	363,207	—	—	—
Nomura International PLC	(275,960)	275,960	—	—	—
Standard Chartered Bank	(6,832,754)	4,368,782	1,029,997	—	(1,433,975)
Toronto-Dominion Bank	(430,332)	—	—	—	(430,332)
UBS AG	(32,277)	—	—	—	(32,277)
VTB Capital PLC	(3,098,704)	—	3,071,991	—	(26,713)

	$(53,464,270)	$46,277,135	$4,586,987	$—	$(2,600,148)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

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Notes to Consolidated Financial Statements (Unaudited) — continued

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at April 30, 2014 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(200,008)	$(5,453,368)	$—
Futures contracts	197,420	—	1,745,859	—	(11,128,003)
Written options	—	—	—	1,164	—
Swap contracts	—	(10,783,124)	(603,776)	69,729	2,664,135
Forward commodity contracts	966,215	—	—	—	—
Foreign currency and forward foreign currency exchange contracts	—	—	—	(19,578,274)	—

Total	$1,163,635	$(10,783,124)	$942,075	$(24,960,749)	$(8,463,868)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$(1,079,690)	$6,018,972	$(236,688)
Futures contracts	1,971,592	—	(2,758,680)	—	4,092,544
Written options	—	—	—	3,280,697	—
Swap contracts	—	(342,151)	367,839	292,103	11,771,571
Forward commodity contracts	(591,466)	—	—	—	—
Foreign currency and forward foreign currency exchange contracts	—	—	—	(2,418,218)	—

Total	$1,380,126	$(342,151)	$(3,470,531)	$7,173,554	$15,627,427

The average notional amounts of derivative instruments outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts	Interest Rate Swaptions	Swap Contracts

$88,726,000	$525,373,000	$16,376,000	$3,014,999,000	$24,000,000	$2,374,579,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were approximately $464,764,000 and 134,714,000 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

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Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2014 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

Bank of America	4/16/14	5/20/14	(1.75)%	$5,871,349	$5,871,349

Nomura International PLC	4/16/14	6/13/14	(1.75)	2,887,135	2,887,135

For the six months ended April 30, 2014, the average borrowings under reverse repurchase agreements and the average annual interest rate were approximately $726,000 and (1.18)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2014.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2014.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)

Barclays Bank PLC	$23,131,217	$—	$(23,131,217)	$—

Nomura International PLC	15,803,423	(2,887,135)	(12,916,288)	—

	$38,934,640	$(2,887,135)	$(36,047,505)	$—

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Collateral Pledged(a)	Net Amount(c)

Bank of America	$(5,871,349)	$—	$5,871,349	$—

Nomura International PLC	$(2,887,135)	2,887,135	—	—

	$(8,758,484)	$2,887,135	$5,871,349	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of a default.

(c)	Net amount represents the net amount payable to the counterparty in the event of a default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

58

Global Macro Absolute Return Advantage Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$1,090,417,730	$—	$1,090,417,730
Foreign Corporate Bonds	—	3,989,763	—	3,989,763
Collateralized Mortgage Obligations	—	20,549,327	—	20,549,327
Mortgage Pass-Throughs	—	4,175,647	—	4,175,647
Common Stocks	—	12,023,487 *	—	12,023,487
Precious Metals	16,748,069	—	—	16,748,069
Currency Call Options Purchased	—	89,827	—	89,827
Currency Put Options Purchased	—	5,294,749	—	5,294,749
Interest Rate Swaptions Purchased	—	1,104	—	1,104
Short-Term Investments —
Foreign Government Securities	—	336,665,994	—	336,665,994
U.S. Treasury Obligations	—	20,999,925	—	20,999,925
Repurchase Agreements	—	38,934,640	—	38,934,640

Total Investments	$16,748,069	$1,533,142,193	$—	$1,549,890,262

Forward Foreign Currency Exchange Contracts	$—	$21,372,339	$—	$21,372,339
Swap Contracts	—	65,534,000	—	65,534,000
Futures Contracts	2,035,867	—	—	2,035,867

Total	$18,783,936	$1,620,048,532	$—	$1,638,832,468

Liability Description

Currency Call Options Written	$—	$(89,828)	$—	$(89,828)
Currency Put Options Written	—	(97,277)	—	(97,277)
Securities Sold Short	—	(38,655,055)	—	(38,655,055)
Forward Commodity Contracts	—	(44,453)	—	(44,453)
Forward Foreign Currency Exchange Contracts	—	(37,784,520)	—	(37,784,520)
Swap Contracts	—	(17,012,212)	—	(17,012,212)
Futures Contracts	(5,725,077)	—	—	(5,725,077)

Total	$(5,725,077)	$(93,683,345)	$—	$(99,408,422)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

59

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

60

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

61

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2013 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

62

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

63

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

64

Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772 4.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 19, 2014

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 19, 2014